CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (USD $)	Total	Preferred Stock	Common Stock	Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income	Unearned ESOP Shares
Beginning Balance at Dec. 31, 2009	$ 68,189,849	$ 16,317,000	$ 29,760	$ 16,754,627	$ 35,193,958	$ 284,474	$ (389,970)
Comprehensive Income
Net income	4,765,701				4,765,701
Unrealized holding loss on investment securities net of tax of $64,419 in 2011 and $61,452 in 2010	119,463					119,463
Other than temporary impairment amortization on HTM securities net of tax of $3,735	7,251					7,251
Total Comprehensive Income	4,892,415
Cash dividend $0.40 per share	(1,196,187)				(1,196,187)
Preferred stock dividends	(846,930)				(846,930)
Exercise of stock options	147,799		237	147,562
Net change in unearned ESOP shares	(118,290)		44				(118,334)
Repurchase of common stock	(24,000)		(15)		(23,985)
Tax effect of ESOP dividend	55,713			55,713
Tax effect of Non-ISO shares	4,558			4,558
Ending Balance at Dec. 31, 2010	71,104,927	16,317,000	30,026	16,962,460	37,892,557	411,188	(508,304)
Comprehensive Income
Net income	3,161,464				3,161,464
Unrealized holding loss on investment securities net of tax of $64,419 in 2011 and $61,452 in 2010	(128,840)					(128,840)
Other than temporary impairment amortization on HTM securities net of tax of $3,735	7,251					7,251
Total Comprehensive Income	3,039,875
Cash dividend $0.40 per share	(1,209,856)				(1,209,856)
Preferred stock dividends	(722,243)				(722,243)
Exercise of stock options	121,319		238	121,081
Net change in unearned ESOP shares	(436,973)		87				(437,060)
Repurchase of common stock	(409,965)		(237)		(409,728)
Stock based compensation	253,466		152	253,314
Tax effect of ESOP dividend	30,548			30,548
Redemption of capital purchase program series A and series B preferred stock	(16,317,000)	(16,317,000)
Proceeds from issuance of series C preferred stock to Small Business Lending Fund	20,000,000	20,000,000
Ending Balance at Dec. 31, 2011	$ 75,454,098	$ 20,000,000	$ 30,266	$ 17,367,403	$ 38,712,194	$ 289,599	$ (945,364)